Property, Plant and Equipment - Changes in Property, Plant and Equipment (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment losses	₩ 60,065
Impairment loss on property, plant and equipment	₩ 60,072	₩ 1,260,436	₩ 19,085
Display CGU [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment loss on property, plant and equipment		₩ 1,236,563